Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) Gain	Deferred Compensation Plan Trust	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 356,593		$ 25,436	$ 362,189	$ (4,597)	$ (149)	$ (124)	$ (26,162)
Net loss	(185,418)				(185,418)
Other comprehensive income (loss)	(5,997)					(5,997)
Issuance of preferred stock (See Note 21)	88,009	88,009
Redemption of preferred stock (See Note 21)	(88,009)	(88,009)
Issuance of common stock	107,947		26,983	81,074			(110)
Preferred and common stock issuance costs (See Note 21)	(7,495)			(7,495)
Stock-based compensation	2,612		45	2,567
Ending balance at Dec. 31, 2010	268,242		52,464	438,335	(190,015)	(6,146)	(234)	(26,162)
Net loss	(67,505)				(67,505)
Other comprehensive income (loss)	6,771					6,771
Issuance of preferred stock (See Note 21)	99,551		34,930	64,621
Issuance of common stock	1,137		354	742			41
Preferred and common stock issuance costs (See Note 21)	(571)			(571)
Stock-based compensation	1,458		77	1,381
Ending balance at Dec. 31, 2011	309,083		87,825	504,508	(257,520)	625	(193)	(26,162)
Net loss	(50,491)				(50,491)
Other comprehensive income (loss)	1,561					1,561
Issuance of common stock	1,127		396	794			(63)
Stock-based compensation	1,315		80	1,235
Ending balance at Dec. 31, 2012	$ 262,595		$ 88,301	$ 506,537	$ (308,011)	$ 2,186	$ (256)	$ (26,162)